Taxes	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Taxes

26. Taxes

The Company’s provision for income taxes differs from the amount computed by applying the combined federal and provincial income tax rates to income (loss) before income taxes as a result of the following:

	2020	2019	2018
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%	26.50%

Statutory income tax rates applied to accounting income	$(4,299,000)	$(8,060,000)	$(1,881,000)

Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	(80,000)	(816,000)	(57,000)
Permanent differences and other items	723,000	(1,077,000)	636,000
Benefit of tax losses not recognized	3,656,000	9,953,000	1,302,000
Provision for income taxes	$-	$-	$-

The enacted tax rates in Canada of 26.50% (26.50% - 2019, 26.50% - 2018) and Tanzania of 30% (2019 - 30%, 2018 - 30%) where the Company operates are applied in the tax provision calculation.  The combined Canadian federal and provincial statutory rate has increased from the prior period due to a scheduled enacted rate increase.

The following table reflects the Company’s deferred income tax assets (liabilities):

The tax effects of significant temporary differences which would comprise deferred income tax assets and liabilities at August 31, 2019 and 2018 are as follows:

Deferred Income Tax Liabilities	Mineral properties	Debt issuance cost	Total

At August 31, 2018	$ (11,115,000)	$ (254,000)	$ (11,369,000)
Charged to the consolidated statement of comprehensive loss	460,000	(35,000)	425,000
At August 31, 2019	$ (10,655,000)	$ (289,000)	$ (10,944,000)
Charged to the consolidated statement of comprehensive loss	(2,321,000)	(168,000)	(2,489,000)
At August 31, 2020	$ (12,976,000)	$ (457,000)	$ (13,433,000)

Deferred Income Tax Assets	Non-capital losses	Non-capital losses	Total

At August 31, 2018	$ 11,115,000	$ 254,000	$ 11,369,000
Charged to the consolidated statement of comprehensive loss	(460,000)	35,000	(425,000)
At August 31, 2019	$ 10,655,000	$ 289,000	$ 10,944,000
Charged to the consolidated statement of comprehensive loss	2,321,000	168,000	2,489,000
At August 31, 2020	$ 12,976,000	$ 457,000	$ 13,433,000

Net deferred tax assets (liabilities)	$ -	$ -	$ -

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	August 31, 2020	August 31, 2019

Non capital losses	$ 99,290,000	$ 91,799,000
Property, plant and equipment	240,000	217,000
Capital losses	2,000	2,000
	$ 99,532,000	$ 92,018,000

At August 31, 2020, the Company has Tanzanian non-capital losses of $59,557,000 (2019 - $60,086,000), that have not been recognized and may be carried forward and applied against Tanzania taxable income of future years.  The non-capital loss may be carried forward without limitation.

At August 31, 2020, the Company has non-capital losses of $37,902,000 (2019 - $30,973,000), that have not been recognized and may be carried forward and applied against Canadian taxable income of future years.   The non-capital losses have expiry dates as follows:

2026	$ 1,711,000
2027	1,388,000
2028	1,512,000
2029	1,967,000
2030	1,427,000
2031	2,378,000
2032	2,496,000
2033	2,352,000
2034	2,195,000
2035	1,983,000
2036	2,050,000
2037	2,866,000
2038	3,735,000
2039	2,913,000
2040	6,929,000
$ 37,902,000

At August 31, 2020, $nil (2019 - $nil) was recognized as a deferred tax liability for taxes that would be payable as the Company’s subsidiaries have a deficit.